Document and Entity Information	May 30, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001939433
Document Type	8-K
Document Period End Date	May 30, 2025
Entity Registrant Name	Cohen & Steers Income Opportunities REIT, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	333-269416
Entity Tax Identification Number	88-3609651
Entity Address, Address Line One	1166 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	832-3232
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true